Goodwill	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

6. Goodwill:

The Company has a goodwill balance of $3,301,439 for the period ended September 30, 2024, and the year ended December 31, 2023 from the acquisition of Kidoz Ltd.

The Company’s annual goodwill impairment analysis performed during the fourth quarter of fiscal 2023 included a quantitative analysis of the Kidoz Ltd. reporting unit (consisting of intangible assets (Note 5), and goodwill). The reporting unit has a carrying amount of $3,712,887 (December 31, 2023 - $4,312,461) as at September 30, 2024. The Company performed a discounted cash flow analysis for Kidoz Ltd. for the year ended December 31, 2023. These discounted cash flow models included management assumptions for expected sales growth, margin expansion, operational leverage, capital expenditures, and overall operational forecasts. The Company classified these significant inputs and assumptions as Level 3 fair value measurements. Based on the annual impairment test described above there was no additional impairment determined for fiscal 2023 or fiscal 2022.